Goodwill and Other Intangible Assets - Summary of Reconciliation of Goodwill (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Beginning balance	$ 32,047,000	$ 32,547,000
Impairment charge	0	0	0
Ending balance	32,047,000	32,047,000	32,547,000
Electronics Manufacturing Solutions [Member]
Goodwill
2013 reduction - sale of EMS business		$ (500,000)